INCOME TAXES (Details) - USD ($)	Mar. 31, 2018	Mar. 31, 2017
Net deferred tax assets - non-current:
Expected income tax benefit from NOL carry-forwards	$ 580,000	$ 524,000
Less valuation allowance	(580,000)	(524,000)
Deferred tax assets, net of valuation allowance